QQQX
Nuveen Nasdaq 100 Dynamic Overwrite Fund
Portfolio of Investments    September 30, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 100.0%
	COMMON STOCKS – 99.3%
	Air Freight & Logistics – 0.1%
2,896	FedEx Corp	$635,064
	Airlines – 0.2%
11,239	Delta Air Lines Inc, (2)	478,894
6,558	Ryanair Holdings PLC, (2)	721,773
25,632	Southwest Airlines Co, (2)	1,318,254
	Total Airlines	2,518,921
	Auto Components – 0.1%
23,148	Gentex Corp	763,421
4,110	Lear Corp	643,133
	Total Auto Components	1,406,554
	Automobiles – 4.5%
40,233	Ford Motor Co, (2)	569,699
70,149	Tesla Inc, (2)	54,399,147
	Total Automobiles	54,968,846
	Banks – 0.0%
324	JPMorgan Chase & Co	53,036
	Beverages – 0.8%
24,003	Brown-Forman Corp	1,608,441
93,736	Monster Beverage Corp, (2)	8,326,569
247,533	NewAge Inc, (2)	344,071
	Total Beverages	10,279,081
	Biotechnology – 4.4%
94,369	Amgen Inc, (3)	20,067,568
17,103	Biogen Inc, (2), (3)	4,839,978
192,361	Gilead Sciences Inc	13,436,416
11,093	Ionis Pharmaceuticals Inc, (2)	372,059
11,627	Moderna Inc, (2)	4,474,767
18,143	Regeneron Pharmaceuticals Inc, (2)	10,979,781
3,808	United Therapeutics Corp, (2)	702,880
	Total Biotechnology	54,873,449
	Capital Markets – 0.6%
10,208	Moody's Corp	3,624,963
23,851	Morgan Stanley	2,320,941

QQQX	Nuveen Nasdaq 100 Dynamic Overwrite Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Capital Markets (continued)
11,348	SEI Investments Co	$672,936
5,699	T Rowe Price Group Inc	1,120,993
	Total Capital Markets	7,739,833
	Chemicals – 0.3%
6,204	Ecolab Inc	1,294,278
9,326	Sherwin-Williams Co	2,608,762
	Total Chemicals	3,903,040
	Commercial Services & Supplies – 0.7%
21,312	Copart Inc, (2)	2,956,401
8,008	IAA Inc, (2)	436,996
15,793	Tetra Tech Inc	2,358,527
7,562	Waste Connections Inc	952,283
9,915	Waste Management Inc	1,480,904
	Total Commercial Services & Supplies	8,185,111
	Communications Equipment – 2.8%
612,872	Cisco Systems Inc	33,358,623
5,262	F5 Networks Inc, (2)	1,045,980
37,209	Inseego Corp, (2)	247,812
	Total Communications Equipment	34,652,415
	Containers & Packaging – 0.0%
4,212	Ball Corp	378,954
	Distributors – 0.3%
54,227	Greenlane Holdings Inc, (2)	128,518
8,039	Pool Corp	3,492,222
	Total Distributors	3,620,740
	Diversified Consumer Services – 0.2%
29,461	Aspen Group Inc/CO, (2)	164,098
42,913	Service Corp International/US	2,585,937
14,672	Vivint Smart Home Inc, (2)	138,650
	Total Diversified Consumer Services	2,888,685
	Electric Utilities – 0.0%
26,822	PG&E Corp, (2)	257,491
	Electrical Equipment – 0.2%
9,690	Rockwell Automation Inc	2,849,248
	Electronic Equipment, Instruments & Components – 0.1%
8,100	Keysight Technologies Inc, (2)	1,330,749
2,823	National Instruments Corp	110,746
	Total Electronic Equipment, Instruments & Components	1,441,495

Shares	Description (1)	Value
	Energy Equipment & Services – 0.1%
111,293	Select Energy Services Inc, (2)	$577,611
	Entertainment – 0.2%
50,618	AMC Entertainment Holdings Inc, (2), (4)	1,926,521
505,343	Eros STX Global Corp, (2)	464,663
	Total Entertainment	2,391,184
	Equity Real Estate Investment Trust – 0.2%
56,286	CubeSmart	2,727,057
23,836	GEO Group Inc	178,055
211	Retail Value Inc	5,555
	Total Equity Real Estate Investment Trust	2,910,667
	Food & Staples Retailing – 0.7%
4,001	Casey's General Stores Inc	753,988
222,801	HF Foods Group Inc, (2)	1,347,946
26,637	Kroger Co	1,076,934
9,160	Sysco Corp	719,060
21,374	US Foods Holding Corp, (2)	740,823
31,084	Walmart Inc	4,332,488
	Total Food & Staples Retailing	8,971,239
	Food Products – 0.5%
8,940	Beyond Meat Inc, (2), (4)	941,024
70,834	Bridgford Foods Corp, (2)	848,591
16,004	Conagra Brands Inc	542,055
10,406	Hormel Foods Corp	426,646
31,306	Laird Superfood Inc, (2), (4)	597,319
31,616	McCormick & Co Inc/MD	2,561,845
40,661	Vital Farms Inc, (2)	714,414
	Total Food Products	6,631,894
	Health Care Equipment & Supplies – 1.5%
70,720	Abbott Laboratories, (3)	8,354,154
3,843	Becton Dickinson and Co	944,686
16,495	Danaher Corp	5,021,738
8,881	Hill-Rom Holdings Inc	1,332,150
17,865	LENSAR Inc, (2)	140,598
200,074	Rockwell Medical Inc, (2)	119,244
3,909	Stryker Corp	1,030,881
162,222	Surgalign Holdings Inc, (2)	176,822
62,738	Venus Concept Inc, (2)	157,472
11,687	Zimmer Biomet Holdings Inc	1,710,509
	Total Health Care Equipment & Supplies	18,988,254

QQQX	Nuveen Nasdaq 100 Dynamic Overwrite Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Health Care Providers & Services – 0.2%
4,308	McKesson Corp	$858,929
8,366	Universal Health Services Inc	1,157,603
	Total Health Care Providers & Services	2,016,532
	Health Care Technology – 0.1%
58,879	American Well Corp, (2)	536,388
	Hotels, Restaurants & Leisure – 1.6%
6,687	Booking Holdings Inc, (2)	15,874,069
10,528	Darden Restaurants Inc	1,594,676
30,743	Restaurant Brands International Inc	1,881,164
	Total Hotels, Restaurants & Leisure	19,349,909
	Household Durables – 0.1%
43,730	KB Home	1,701,972
	Insurance – 0.1%
936	Aflac Inc	48,794
23,048	Fidelity National Financial Inc	1,044,996
538	Prudential Financial Inc	56,598
	Total Insurance	1,150,388
	Interactive Media & Services – 15.8%
26,653	Alphabet Inc, Class A, (2), (3)	71,257,329
19,117	Alphabet Inc, Class C, (2), (3)	50,952,731
41,076	Baidu Inc, Sponsored ADR, (2), (3)	6,315,435
164,964	Facebook Inc, Class A, (2), (3)	55,987,132
17,171	IAC/InterActiveCorp, (2)	2,237,210
39,161	Match Group Inc, (2)	6,147,885
31,584	Twitter Inc, (2)	1,907,358
27,877	Vimeo Inc, (2)	818,747
	Total Interactive Media & Services	195,623,827
	Internet & Direct Marketing Retail – 11.4%
37,682	Amazon.com Inc, (2)	123,786,877
200,605	eBay Inc	13,976,150
33,910	Pinduoduo Inc, (2)	3,074,620
	Total Internet & Direct Marketing Retail	140,837,647
	IT Services – 4.1%
4,017	BigCommerce Holdings Inc, (2)	203,421
42,868	Jack Henry & Associates Inc	7,032,924
166,965	PayPal Holdings Inc, (2)	43,445,963
	Total IT Services	50,682,308
	Leisure Products – 0.0%
3,212	Peloton Interactive Inc, (2)	279,605

Shares	Description (1)	Value
	Life Sciences Tools & Services – 0.3%
12,612	Agilent Technologies Inc	$1,986,768
5,019	Charles River Laboratories International Inc, (2)	2,071,191
	Total Life Sciences Tools & Services	4,057,959
	Machinery – 0.2%
10,028	Caterpillar Inc	1,925,075
7,766	Fortive Corp	548,047
	Total Machinery	2,473,122
	Media – 3.6%
47	Cable One Inc	85,217
696,650	Comcast Corp, Class A	38,963,635
148,449	comScore Inc, (2)	578,951
50,525	Gannett Co Inc, (2)	337,507
62,041	News Corp	1,441,213
79,629	News Corp, Class A	1,873,670
45,680	Saga Communications Inc	1,039,220
18,730	ViacomCBS Inc, Class B	740,022
	Total Media	45,059,435
	Multiline Retail – 0.2%
10,413	Target Corp	2,382,182
	Oil, Gas & Consumable Fuels – 0.2%
17,606	PBF Energy Inc, (2)	228,350
44,805	Peabody Energy Corp, (2)	662,666
26,728	Penn Virginia Corp, (2)	712,835
123,234	Tellurian Inc, (2)	481,845
	Total Oil, Gas & Consumable Fuels	2,085,696
	Personal Products – 0.0%
20,695	Revlon Inc, (2)	209,226
	Pharmaceuticals – 0.5%
99,763	Bristol-Myers Squibb Co, (3)	5,902,977
6,272	Jazz Pharmaceuticals PLC, (2)	816,677
	Total Pharmaceuticals	6,719,654
	Professional Services – 0.4%
43,927	Akerna Corp, (2)	123,874
10,853	IHS Markit Ltd	1,265,677
12,068	ManpowerGroup Inc	1,306,723
20,634	Robert Half International Inc	2,070,209
	Total Professional Services	4,766,483
	Semiconductors & Semiconductor Equipment – 12.5%
94,750	Analog Devices Inc, (3)	15,868,730

QQQX	Nuveen Nasdaq 100 Dynamic Overwrite Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Semiconductors & Semiconductor Equipment (continued)
173,002	Applied Materials Inc, (3)	$22,270,547
425,234	Intel Corp	22,656,468
275,622	NVIDIA Corp	57,097,854
29,359	ON Semiconductor Corp, (2)	1,343,761
12,494	Power Integrations Inc	1,236,781
216,992	QUALCOMM Inc	27,987,628
9,889	Silicon Laboratories Inc, (2)	1,386,042
20,788	Skyworks Solutions Inc	3,425,447
9,087	Taiwan Semiconductor Manufacturing Co Ltd	1,014,564
	Total Semiconductors & Semiconductor Equipment	154,287,822
	Software – 15.6%
18,556	ANSYS Inc, (2)	6,317,390
55,611	Autodesk Inc, (2), (3)	15,858,589
7,635	Black Knight Inc, (2)	549,720
11,614	CDK Global Inc	494,176
20,674	JFrog Ltd, (2)	692,579
565,417	Microsoft Corp, (3)	159,402,361
8,735	Nutanix Inc, (2)	329,309
22,586	Open Text Corp	1,100,842
41,235	Oracle Corp	3,592,805
13,058	PTC Inc, (2)	1,564,218
21,363	Sumo Logic Inc, (2)	344,372
11,769	Zoom Video Communications Inc, (2)	3,077,593
	Total Software	193,323,954
	Specialty Retail – 0.7%
4,707	Advance Auto Parts Inc	983,245
843	AutoZone Inc, (2)	1,431,405
1,904	Bed Bath & Beyond Inc, (2)	32,892
20,617	CarMax Inc, (2)	2,638,151
18,467	Dick's Sporting Goods Inc	2,211,793
97,497	Express Inc, (2)	460,186
17,348	Urban Outfitters Inc, (2)	515,062
	Total Specialty Retail	8,272,734
	Technology Hardware, Storage & Peripherals – 12.9%
1,119,122	Apple Inc, (3)	158,355,763
6,751	NetApp Inc	605,970
	Total Technology Hardware, Storage & Peripherals	158,961,733
	Textiles, Apparel & Luxury Goods – 0.1%
5,276	PVH Corp, (2)	542,320

Shares	Description (1)	Value
	Textiles, Apparel & Luxury Goods (continued)
18,741	Skechers USA Inc, (2)	$789,371
	Total Textiles, Apparel & Luxury Goods	1,331,691
	Thrifts & Mortgage Finance – 0.1%
39,694	Rocket Cos Inc	636,692
	Wireless Telecommunication Services – 0.1%
38,963	Spok Holdings Inc	398,202
11,584	United States Cellular Corp, (2)	369,414
	Total Wireless Telecommunication Services	767,616
	Total Common Stocks (cost $274,671,976)	1,228,637,387

Shares	Description (1)	Value
	EXCHANGE-TRADED FUNDS – 0.7%
36,000	Vanguard Total Stock Market ETF	$7,994,160
	Total Exchange-Traded Funds (cost $7,504,542)	7,994,160
	Total Long-Term Investments (cost $282,176,518)	1,236,631,547

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.2%
	MONEY MARKET FUNDS – 0.2%
2,464,410	State Street Navigator Securities Lending Government Money Market Portfolio, (5)	0.030% (6)	$2,464,410
	Total Investments Purchased with Collateral from Securities Lending (cost $2,464,410)		2,464,410

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.1%
	REPURCHASE AGREEMENTS – 0.1%
$1,288	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/21, repurchase price $1,288,037, collateralized by $1,340,200, U.S. Treasury Bond, 1.875%, due 2/15/41, value $1,313,815	0.000%	10/01/21	$1,288,037
	Total Short-Term Investments (cost $1,288,037)			1,288,037
	Total Investments (cost $285,928,965) – 100.3%			1,240,383,994
	Other Assets Less Liabilities – (0.3)% (7)			(3,367,200)
	Net Assets Applicable to Common Shares – 100%			$1,237,016,794

QQQX	Nuveen Nasdaq 100 Dynamic Overwrite Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
Investments in Derivatives
Options Purchased
Description (8)	Type	Number of Contracts	Notional Amount (9)	Exercise Price	Expiration Date	Value
Cboe Volatility Index	Put	300	$39,100,000	$17	10/20/21	$3,750
NIKE Inc	Call	100	1,700,000	170	11/19/21	2,850
S&P 500® Index	Call	85	510,000	4,600	10/15/21	4,250
Total Options Purchased (premiums paid $72,403)		485	$41,310,000			$10,850

Options Written
Description (8)	Type	Number of Contracts	Notional Amount (9)	Exercise Price	Expiration Date	Value
Invesco QQQ Trust Series 1	Call	(700)	$(26,180,000)	$374	10/15/21	$(73,653)
Invesco QQQ Trust Series 1	Call	(300)	(11,250,000)	375	10/15/21	(27,567)
NASDAQ 100 Stock Index	Call	(300)	(461,250,000)	15,375	10/15/21	(705,000)
S&P 500® Index	Put	(115)	(47,150,000)	4,100	10/15/21	(237,475)
S&P 500® Index	Call	(50)	(22,500,000)	4,500	10/15/21	(13,500)
S&P 500® Index	Call	(85)	(39,100,000)	4,600	10/15/21	(4,250)
Total Options Written (premiums received $9,098,186)		(1,550)	$(607,430,000)			$(1,061,445)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,228,637,387	$ —	$ —	$1,228,637,387
Exchange-Traded Funds	7,994,160	—	—	7,994,160
Investments Purchased with Collateral from Securities Lending	2,464,410	—	—	2,464,410
Short-Term Investments:
Repurchase Agreements	—	1,288,037	—	1,288,037
Investments in Derivatives:
Options Purchased	10,850	—	—	10,850
Options Written	(1,061,445)	—	—	(1,061,445)
Total	$1,238,045,362	$1,288,037	$ —	$1,239,333,399

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(4)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,523,796.
(5)	The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(6)	The rate shown is the one-day yield as of the end of the reporting period.
(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(8)	Exchange-traded, unless otherwise noted.
(9)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
S&P	Standard & Poor's